Loans and advances to customers (Details - Analysis of changes in expected losses by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 12,757,687
Ending balance	12,448,565	R$ 12,757,687
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,121,411
Ending balance	6,251,813	5,121,411
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	17,216,362
Ending balance	22,698,328	17,216,362
Loans and advances to customers | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	680,932	282,353
Settled contracts	343,009	131,282
Write-off for loss	(82,599)	(18,334)
Constitution (Reversal)	1,063,088	548,195
Ending balance	1,318,412	680,932
Loans and advances to customers | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	347,657	170,141
Transfer to Stage 2	8,727	6,327
Transfer to Stage 3	5,280	8,538
Transfer from Stage 2	6,075	4,114
Transfer from Stage 3	3,262	2,071
Settled contracts	131,790	53,948
Write-off for loss	(1,106)	(651)
Constitution (Reversal)	275,523	240,795
Ending balance	485,614	347,657
Loans and advances to customers | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	53,880	20,193
Transfer to Stage 1	6,075	4,114
Transfer to Stage 3	5,865	2,044
Transfer from Stage 1	8,727	6,327
Transfer from Stage 3	3,244	1,339
Settled contracts	28,446	9,504
Write-off for loss	(6,077)	(794)
Constitution (Reversal)	81,404	42,477
Ending balance	282,392	53,880
Loans and advances to customers | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	279,394	92,019
Transfer to Stage 1	3,262	2,071
Transfer to Stage 2	3,244	1,339
Transfer from Stage 1	5,280	8,538
Transfer from Stage 2	5,865	2,044
Settled contracts	182,772	67,830
Write-off for loss	(75,416)	(16,889)
Constitution (Reversal)	524,561	264,922
Ending balance	550,406	279,394
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,121,411
Ending balance	6,251,813	5,121,411
Loans and advances to customers | Real Estate loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	79,992	60,872
Settled contracts	18,913	18,461
Write-off for loss	(1,888)	(2,475)
Constitution (Reversal)	43,359	40,056
Ending balance	102,550	79,992
Loans and advances to customers | Real Estate loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	49,569	34,897
Transfer to Stage 2	3,161	3,945
Transfer to Stage 3	1,737	1,706
Transfer from Stage 2	4,258	3,660
Transfer from Stage 3	2,305	1,676
Settled contracts	8,380	7,955
Write-off for loss	(6)	(8)
Constitution (Reversal)	23,636	22,950
Ending balance	66,484	49,569
Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	13,361	10,848
Transfer to Stage 1	4,258	3,660
Transfer to Stage 3	1,876	1,183
Transfer from Stage 1	3,161	3,945
Transfer from Stage 3	1,848	1,295
Settled contracts	2,352	3,012
Write-off for loss	(36)	(92)
Constitution (Reversal)	7,091	5,220
Ending balance	16,939	13,361
Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	17,062	15,127
Transfer to Stage 1	2,305	1,676
Transfer to Stage 2	1,848	1,295
Transfer from Stage 1	1,737	1,706
Transfer from Stage 2	1,876	1,183
Settled contracts	8,181	7,494
Write-off for loss	(1,846)	(2,375)
Constitution (Reversal)	12,632	11,886
Ending balance	19,127	17,062
Loans and advances to customers | Personal loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,579,283
Ending balance	5,463,781	3,579,283
Loans and advances to customers | Personal loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	141,503	45,890
Settled contracts	30,030	18,148
Write-off for loss	(49,658)	(13,684)
Constitution (Reversal)	253,938	127,445
Ending balance	315,753	141,503
Loans and advances to customers | Personal loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	57,344	20,196
Transfer to Stage 2	2,737	852
Transfer to Stage 3	3,110	1,108
Transfer from Stage 2	924	177
Transfer from Stage 3	396	187
Settled contracts	13,276	9,331
Write-off for loss	(1,023)	(317)
Constitution (Reversal)	59,998	48,392
Ending balance	98,516	57,344
Loans and advances to customers | Personal loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,094	4,432
Transfer to Stage 1	924	177
Transfer to Stage 3	3,324	761
Transfer from Stage 1	2,737	852
Transfer from Stage 3	314	34
Settled contracts	3,615	2,190
Write-off for loss	(1,067)	(483)
Constitution (Reversal)	84,873	9,387
Ending balance	90,088	11,094
Loans and advances to customers | Personal loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	73,065	21,262
Transfer to Stage 1	396	187
Transfer to Stage 2	314	34
Transfer from Stage 1	3,110	1,108
Transfer from Stage 2	3,324	761
Settled contracts	13,139	6,627
Write-off for loss	(47,568)	(12,884)
Constitution (Reversal)	109,067	69,666
Ending balance	127,149	73,065
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,017,159
Ending balance	3,392,500	3,017,159
Loans and advances to customers | Business loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	16,022	5,924
Settled contracts	6,398	975
Write-off for loss	(731)	(241)
Constitution (Reversal)	4,433	11,314
Ending balance	13,326	16,022
Loans and advances to customers | Business loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	12,587	5,679
Transfer to Stage 2	4	108
Transfer to Stage 3	288	205
Transfer from Stage 2	41	0
Transfer from Stage 3	559	0
Settled contracts	5,572	972
Write-off for loss	(77)	0
Constitution (Reversal)	4,853	8,193
Ending balance	12,099	12,587
Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	324	4
Transfer to Stage 1	41	0
Transfer to Stage 3	282	0
Transfer from Stage 1	4	108
Transfer from Stage 3	1,070	0
Settled contracts	1	3
Write-off for loss	0	(1)
Constitution (Reversal)	(175)	216
Ending balance	899	324
Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,110	241
Transfer to Stage 1	559	0
Transfer to Stage 2	1,070	0
Transfer from Stage 1	288	205
Transfer from Stage 2	282	0
Settled contracts	824	0
Write-off for loss	(654)	(240)
Constitution (Reversal)	(245)	2,904
Ending balance	328	3,110
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,798,318
Ending balance	6,870,565	4,798,318
Loans and advances to customers | Credit Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	417,739	163,992
Settled contracts	266,091	88,646
Write-off for loss	(30,322)	(1,934)
Constitution (Reversal)	752,875	344,327
Ending balance	874,201	417,739
Loans and advances to customers | Credit Card | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	202,481	103,694
Transfer to Stage 2	2,825	1,422
Transfer to Stage 3	89	5,519
Transfer from Stage 2	852	277
Transfer from Stage 3	2	208
Settled contracts	82,985	30,638
Write-off for loss	0	(326)
Constitution (Reversal)	179,473	136,207
Ending balance	296,909	202,481
Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	29,101	4,909
Transfer to Stage 1	852	277
Transfer to Stage 3	383	100
Transfer from Stage 1	2,825	1,422
Transfer from Stage 3	12	10
Settled contracts	22,478	4,299
Write-off for loss	(4,974)	(218)
Constitution (Reversal)	171,215	27,654
Ending balance	174,466	29,101
Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	186,157	55,389
Transfer to Stage 1	2	208
Transfer to Stage 2	12	10
Transfer from Stage 1	89	5,519
Transfer from Stage 2	383	100
Settled contracts	160,628	53,709
Write-off for loss	(25,348)	(1,390)
Constitution (Reversal)	402,187	180,466
Ending balance	402,826	186,157
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	700,191
Ending balance	719,669	700,191
Loans and advances to customers | Rural loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	25,676	5,675
Settled contracts	21,577	5,052
Write-off for loss	0	0
Constitution (Reversal)	8,483	25,053
Ending balance	12,582	25,676
Loans and advances to customers | Rural loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	25,676	5,675
Transfer to Stage 2	0	0
Transfer to Stage 3	56	0
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Settled contracts	21,577	5,052
Write-off for loss	0	0
Constitution (Reversal)	7,563	25,053
Ending balance	11,606	25,676
Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0
Transfer to Stage 1	0
Transfer to Stage 2	0
Transfer from Stage 1	56
Transfer from Stage 2	0
Settled contracts	0
Write-off for loss	0
Constitution (Reversal)	920
Ending balance	R$ 976	R$ 0